Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories on December 31, 2023 and 2022 consisted of the following:
	December 31,
	2023	2022
Work in progress	$173	$881
Finished goods	541	549
	$714	$1,430